UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04098

Name of Registrant:	Vanguard Chester Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—March 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Target Retirement Income Fund Investor Shares - VTINX

Vanguard Target Retirement 2020 Fund Investor Shares - VTWNX

Vanguard Target Retirement 2025 Fund Investor Shares - VTTVX

Vanguard Target Retirement 2030 Fund Investor Shares - VTHRX

Vanguard Target Retirement 2035 Fund Investor Shares - VTTHX

Vanguard Target Retirement 2040 Fund Investor Shares - VFORX

Vanguard Target Retirement 2045 Fund Investor Shares - VTIVX

Vanguard Target Retirement 2050 Fund Investor Shares - VFIFX

Vanguard Target Retirement 2055 Fund Investor Shares - VFFVX

Vanguard Target Retirement 2060 Fund Investor Shares - VTTSX

Vanguard Target Retirement 2065 Fund Investor Shares - VLXVX

Vanguard Target Retirement 2070 Fund Investor Shares - VSVNX

Vanguard Target Retirement Income Fund
Investor Shares (VTINX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Target Retirement Income Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$34,713
Number of Portfolio Holdings	8
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	37.8%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	17.3%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	16.3%
Vanguard Total International Bond II Index Fund Institutional Shares	15.9%
Vanguard Total International Stock Index Fund Investor Shares	12.1%
Other Assets and Liabilities—Net	0.6%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR308

Vanguard Target Retirement 2020 Fund
Investor Shares (VTWNX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2020 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$34,879
Number of Portfolio Holdings	8
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	35.1%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	20.4%
Vanguard Total International Stock Index Fund Investor Shares	15.1%
Vanguard Total International Bond II Index Fund Institutional Shares	14.7%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	14.2%
Other Assets and Liabilities—Net	0.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR682

Vanguard Target Retirement 2025 Fund
Investor Shares (VTTVX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2025 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$72,858
Number of Portfolio Holdings	8
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Bond Market II Index Fund Investor Shares	29.9%
Vanguard Total Stock Market Index Fund Institutional Plus Shares	28.8%
Vanguard Total International Stock Index Fund Investor Shares	20.7%
Vanguard Total International Bond II Index Fund Institutional Shares	12.8%
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	7.3%
Other Assets and Liabilities—Net	0.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR304

Vanguard Target Retirement 2030 Fund
Investor Shares (VTHRX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2030 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$95,639
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	35.4%
Vanguard Total Bond Market II Index Fund Investor Shares	28.2%
Vanguard Total International Stock Index Fund Investor Shares	24.1%
Vanguard Total International Bond II Index Fund Institutional Shares	11.8%
Other Assets and Liabilities—Net	0.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR695

Vanguard Target Retirement 2035 Fund
Investor Shares (VTTHX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2035 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$101,642
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	39.6%
Vanguard Total International Stock Index Fund Investor Shares	27.3%
Vanguard Total Bond Market II Index Fund Investor Shares	23.0%
Vanguard Total International Bond II Index Fund Institutional Shares	9.6%
Other Assets and Liabilities—Net	0.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR305

Vanguard Target Retirement 2040 Fund
Investor Shares (VFORX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2040 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$91,052
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	44.2%
Vanguard Total International Stock Index Fund Investor Shares	30.3%
Vanguard Total Bond Market II Index Fund Investor Shares	17.7%
Vanguard Total International Bond II Index Fund Institutional Shares	7.4%
Other Assets and Liabilities—Net	0.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR696

Vanguard Target Retirement 2045 Fund
Investor Shares (VTIVX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2045 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$89,351
Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	48.6%
Vanguard Total International Stock Index Fund Investor Shares	33.7%
Vanguard Total Bond Market II Index Fund Investor Shares	12.0%
Vanguard Total International Bond II Index Fund Institutional Shares	5.1%
Other Assets and Liabilities—Net	0.6%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR306

Vanguard Target Retirement 2050 Fund
Investor Shares (VFIFX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2050 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$76,569
Number of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.6%
Vanguard Total International Stock Index Fund Investor Shares	36.8%
Vanguard Total Bond Market II Index Fund Investor Shares	7.0%
Vanguard Total International Bond II Index Fund Institutional Shares	3.1%
Other Assets and Liabilities—Net	0.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR699

Vanguard Target Retirement 2055 Fund
Investor Shares (VFFVX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2055 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$52,350
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.6%
Vanguard Total International Stock Index Fund Investor Shares	36.8%
Vanguard Total Bond Market II Index Fund Investor Shares	7.1%
Vanguard Total International Bond II Index Fund Institutional Shares	3.1%
Other Assets and Liabilities—Net	0.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1487

Vanguard Target Retirement 2060 Fund
Investor Shares (VTTSX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2060 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$30,423
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.4%
Vanguard Total International Stock Index Fund Investor Shares	36.9%
Vanguard Total Bond Market II Index Fund Investor Shares	7.0%
Vanguard Total International Bond II Index Fund Institutional Shares	3.1%
Other Assets and Liabilities—Net	0.6%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1691

Vanguard Target Retirement 2065 Fund
Investor Shares (VLXVX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2065 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$9,673
Number of Portfolio Holdings	7
Portfolio Turnover Rate	0%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.4%
Vanguard Total International Stock Index Fund Investor Shares	36.9%
Vanguard Total Bond Market II Index Fund Investor Shares	7.1%
Vanguard Total International Bond II Index Fund Institutional Shares	3.0%
Other Assets and Liabilities—Net	0.6%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1791

Vanguard Target Retirement 2070 Fund
Investor Shares (VSVNX)
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Vanguard Target Retirement 2070 Fund (the "Fund") for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of March 31, 2025)
Fund Net Assets (in millions)	$1,369
Number of Portfolio Holdings	5
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of March 31, 2025)
Vanguard Total Stock Market Index Fund Institutional Plus Shares	52.6%
Vanguard Total International Stock Index Fund Investor Shares	36.8%
Vanguard Total Bond Market II Index Fund Investor Shares	7.3%
Vanguard Total International Bond II Index Fund Institutional Shares	3.1%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SRV009

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended March 31, 2025
Vanguard Target Retirement Funds
Vanguard Target Retirement Income Fund
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2040 Fund

Contents
Target Retirement Income Fund	1
Target Retirement 2020 Fund	9
Target Retirement 2025 Fund	17
Target Retirement 2030 Fund	25
Target Retirement 2035 Fund	33
Target Retirement 2040 Fund	41

Target Retirement Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (16.3%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	22,596,743	5,670,201
International Stock Fund (12.1%)
	Vanguard Total International Stock Index Fund Investor Shares	210,006,938	4,185,438
U.S. Bond Funds (55.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,376,121,613	13,114,439
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	241,105,538	6,022,816
			19,137,255
International Bond Fund (15.9%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	210,430,563	5,511,177
Total Investment Companies (Cost $30,055,719)			34,504,071
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $226,685)	2,267,772	226,755
Total Investments (100.1%) (Cost $30,282,404)			34,730,826
Other Assets and Liabilities—Net (-0.1%)			(18,026)
Net Assets (100%)			34,712,800
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	793	88,196	1,520
E-mini S&P 500 Index	June 2025	415	117,305	(803)
				717
See accompanying Notes, which are an integral part of the Financial Statements.
1

Target Retirement Income Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $30,282,404)	34,730,826
Cash Collateral Pledged—Futures Contracts	8,527
Receivables for Accrued Income	67,486
Receivables for Capital Shares Issued	16,166
Variation Margin Receivable—Futures Contracts	684
Total Assets	34,823,689
Liabilities
Payables for Investment Securities Purchased	67,463
Payables for Capital Shares Redeemed	43,426
Total Liabilities	110,889
Net Assets	34,712,800
At March 31, 2025, net assets consisted of:

Paid-in Capital	29,930,352
Total Distributable Earnings (Loss)	4,782,448
Net Assets	34,712,800

Net Assets
Applicable to 2,630,628,554 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,712,800
Net Asset Value Per Share	$13.20
See accompanying Notes, which are an integral part of the Financial Statements.
2

Target Retirement Income Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	631,193
Interest	192
Net Investment Income—Note B	631,385
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	488,203
Futures Contracts	(7,224)
Realized Net Gain (Loss)	480,979
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(1,209,606)
Futures Contracts	(2,289)
Change in Unrealized Appreciation (Depreciation)	(1,211,895)
Net Increase (Decrease) in Net Assets Resulting from Operations	(99,531)
1	Includes $29,009 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Target Retirement Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	631,385	1,151,579
Realized Net Gain (Loss)	480,979	865,279
Change in Unrealized Appreciation (Depreciation)	(1,211,895)	3,373,935
Net Increase (Decrease) in Net Assets Resulting from Operations	(99,531)	5,390,793
Distributions
Total Distributions	(1,528,466)	(1,578,331)
Capital Share Transactions
Issued	1,654,345	2,422,826
Issued in Lieu of Cash Distributions	1,476,043	1,524,768
Redeemed	(3,328,788)	(6,484,132)
Net Increase (Decrease) from Capital Share Transactions	(198,400)	(2,536,538)
Total Increase (Decrease)	(1,826,397)	1,275,924
Net Assets
Beginning of Period	36,539,197	35,263,273
End of Period	34,712,800	36,539,197
See accompanying Notes, which are an integral part of the Financial Statements.
4

Target Retirement Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$13.83	$12.43	$12.00	$15.24	$14.54	$13.85
Investment Operations
Net Investment Income[1]	.240	.422	.333	.380	.278	.308
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.017	.056	—
Net Realized and Unrealized Gain (Loss) on Investments	(.278)	1.560	.503	(2.381)	.887	.696
Total from Investment Operations	(.038)	1.982	.836	(1.984)	1.221	1.004
Distributions
Dividends from Net Investment Income	(.246)	(.448)	(.360)	(.382)	(.256)	(.297)
Distributions from Realized Capital Gains	(.346)	(.134)	(.046)	(.874)	(.265)	(.017)
Total Distributions	(.592)	(.582)	(.406)	(1.256)	(.521)	(.314)
Net Asset Value, End of Period	$13.20	$13.83	$12.43	$12.00	$15.24	$14.54
Total Return[3]	-0.22%	16.22%	7.02%	-14.19%	8.48%	7.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,713	$36,539	$35,263	$36,522	$16,322	$17,576
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.58%	3.21%	2.64%	2.82%	1.84%	2.19%
Portfolio Turnover Rate	2%[5]	4%[5]	4%[5]	19%[5]	6%	17%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement Income Fund on February 11, 2022, the AFFE was 0.12% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis and remained 0.08% following the acquisition of Vanguard Target Retirement 2015 Fund on July 8, 2022.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Target Retirement Income Fund
Notes to Financial Statements
Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
6

Target Retirement Income Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,308,069
Gross Unrealized Appreciation	6,150,158
Gross Unrealized Depreciation	(1,726,684)
Net Unrealized Appreciation (Depreciation)	4,423,474
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	123,114	184,602
Issued in Lieu of Cash Distributions	112,509	115,335
Redeemed	(246,968)	(495,049)
Net Increase (Decrease) in Shares Outstanding	(11,345)	(195,112)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	264,160	NA2	NA2	8	(24)	5,406	—	226,755
Vanguard Short-Term Inflation-Protected Securities Index Fund	6,121,113	76,009	273,444	(2,582)	101,720	76,008	—	6,022,816
Vanguard Total Bond Market II Index Fund	13,323,551	314,416	223,252	(3,339)	(296,937)	249,111	—	13,114,439
Vanguard Total International Bond II Index Fund	5,795,614	190,601	291,513	(22,302)	(161,223)	180,982	—	5,511,177
Vanguard Total International Stock Index Fund	4,503,213	122,146	251,965	39,761	(227,717)	79,607	—	4,185,438
Vanguard Total Stock Market Index Fund	6,530,133	40,978	752,142	476,657	(625,425)	40,079	—	5,670,201
Total	36,537,784	744,150	1,792,316	488,203	(1,209,606)	631,193	—	34,730,826
1	Includes $133,460 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger
7

Target Retirement Income Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Target Retirement 2020 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.5%)
U.S. Stock Fund (20.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	28,407,652	7,128,332
International Stock Fund (15.1%)
	Vanguard Total International Stock Index Fund Investor Shares	263,680,686	5,255,157
U.S. Bond Funds (49.3%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,285,223,855	12,248,183
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	197,584,847	4,935,670
			17,183,853
International Bond Fund (14.7%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	196,486,749	5,145,988
Total Investment Companies (Cost $29,122,766)			34,713,330
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $211,934)	2,120,150	211,994
Total Investments (100.1%) (Cost $29,334,700)			34,925,324
Other Assets and Liabilities—Net (-0.1%)			(46,667)
Net Assets (100%)			34,878,657
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	639	71,069	1,190
E-mini S&P 500 Index	June 2025	373	105,433	(722)
				468
See accompanying Notes, which are an integral part of the Financial Statements.
9

Target Retirement 2020 Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $29,334,700)	34,925,324
Cash Collateral Pledged—Futures Contracts	7,790
Receivables for Accrued Income	61,816
Receivables for Capital Shares Issued	17,858
Variation Margin Receivable—Futures Contracts	635
Total Assets	35,013,423
Liabilities
Payables for Investment Securities Purchased	61,800
Payables for Capital Shares Redeemed	72,966
Total Liabilities	134,766
Net Assets	34,878,657
At March 31, 2025, net assets consisted of:

Paid-in Capital	28,508,730
Total Distributable Earnings (Loss)	6,369,927
Net Assets	34,878,657

Net Assets
Applicable to 1,302,583,642 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,878,657
Net Asset Value Per Share	$26.78
See accompanying Notes, which are an integral part of the Financial Statements.
10

Target Retirement 2020 Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	630,369
Interest	181
Net Investment Income—Note B	630,550
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	868,608
Futures Contracts	(6,051)
Realized Net Gain (Loss)	862,557
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(1,677,323)
Futures Contracts	(2,575)
Change in Unrealized Appreciation (Depreciation)	(1,679,898)
Net Increase (Decrease) in Net Assets Resulting from Operations	(186,791)
1	Includes $34,975 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Target Retirement 2020 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	630,550	1,168,548
Realized Net Gain (Loss)	862,557	1,931,047
Change in Unrealized Appreciation (Depreciation)	(1,679,898)	3,239,793
Net Increase (Decrease) in Net Assets Resulting from Operations	(186,791)	6,339,388
Distributions
Total Distributions	(3,081,466)	(2,289,720)
Capital Share Transactions
Issued	1,382,695	2,242,477
Issued in Lieu of Cash Distributions	3,018,429	2,242,720
Redeemed	(4,127,558)	(8,412,025)
Net Increase (Decrease) from Capital Share Transactions	273,566	(3,926,828)
Total Increase (Decrease)	(2,994,691)	122,840
Net Assets
Beginning of Period	37,873,348	37,750,508
End of Period	34,878,657	37,873,348
See accompanying Notes, which are an integral part of the Financial Statements.
12

Target Retirement 2020 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$29.42	$26.42	$25.37	$36.04	$33.79	$32.24
Investment Operations
Net Investment Income[1]	.486	.851	.671	.725	.613	.713
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.033	.110	—
Net Realized and Unrealized Gain (Loss) on Investments	(.651)	3.817	1.643	(5.358)	3.680	1.987
Total from Investment Operations	(.165)	4.668	2.314	(4.600)	4.403	2.700
Distributions
Dividends from Net Investment Income	(.844)	(.790)	(.654)	(.789)	(.554)	(.789)
Distributions from Realized Capital Gains	(1.631)	(.878)	(.610)	(5.281)	(1.599)	(.361)
Total Distributions	(2.475)	(1.668)	(1.264)	(6.070)	(2.153)	(1.150)
Net Asset Value, End of Period	$26.78	$29.42	$26.42	$25.37	$36.04	$33.79
Total Return[3]	-0.48%	18.25%	9.36%	-15.83%	13.37%	8.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,879	$37,873	$37,751	$39,835	$25,373	$31,887
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.48%	3.09%	2.52%	2.48%	1.73%	2.21%
Portfolio Turnover Rate	2%[5]	4%[5]	3%[5]	14%[5]	5%	19%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2020 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Target Retirement 2020 Fund
Notes to Financial Statements
Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Target Retirement 2020 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,363,803
Gross Unrealized Appreciation	7,495,678
Gross Unrealized Depreciation	(1,933,689)
Net Unrealized Appreciation (Depreciation)	5,561,989
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	49,753	81,454
Issued in Lieu of Cash Distributions	113,817	83,218
Redeemed	(148,242)	(306,055)
Net Increase (Decrease) in Shares Outstanding	15,328	(141,383)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	250,298	NA2	NA2	19	(37)	5,052	—	211,994
Vanguard Short-Term Inflation-Protected Securities Index Fund	4,894,257	108,980	150,188	(3,089)	85,710	62,108	—	4,935,670
Vanguard Total Bond Market II Index Fund	12,728,159	275,082	464,402	(45,256)	(245,400)	236,710	—	12,248,183
Vanguard Total International Bond II Index Fund	5,569,917	173,436	420,685	(38,055)	(138,625)	173,436	—	5,145,988
Vanguard Total International Stock Index Fund	5,826,963	122,897	448,203	87,485	(333,985)	102,237	—	5,255,157
Vanguard Total Stock Market Index Fund	8,602,588	54,607	1,351,381	867,504	(1,044,986)	50,826	—	7,128,332
Total	37,872,182	735,002	2,834,859	868,608	(1,677,323)	630,369	—	34,925,324
1	Includes $134,570 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger
15

Target Retirement 2020 Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
16

Target Retirement 2025 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.5%)
U.S. Stock Fund (28.8%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	83,527,117	20,959,460
International Stock Fund (20.7%)
	Vanguard Total International Stock Index Fund Investor Shares	757,703,553	15,101,032
U.S. Bond Funds (37.2%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,288,295,162	21,807,453
	Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	211,102,853	5,273,349
			27,080,802
International Bond Fund (12.8%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	357,824,148	9,371,414
Total Investment Companies (Cost $56,390,624)			72,512,708
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $445,901)	4,460,557	446,011
Total Investments (100.1%) (Cost $56,836,525)			72,958,719
Other Assets and Liabilities—Net (-0.1%)			(100,832)
Net Assets (100%)			72,857,887
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	1,681	186,958	3,202
E-mini S&P 500 Index	June 2025	617	174,403	(1,194)
				2,008
See accompanying Notes, which are an integral part of the Financial Statements.
17

Target Retirement 2025 Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $56,836,525)	72,958,719
Cash Collateral Pledged—Futures Contracts	14,785
Receivables for Accrued Income	104,064
Receivables for Capital Shares Issued	42,492
Variation Margin Receivable—Futures Contracts	1,140
Total Assets	73,121,200
Liabilities
Payables for Investment Securities Purchased	104,029
Payables for Capital Shares Redeemed	159,284
Total Liabilities	263,313
Net Assets	72,857,887
At March 31, 2025, net assets consisted of:

Paid-in Capital	54,905,068
Total Distributable Earnings (Loss)	17,952,819
Net Assets	72,857,887

Net Assets
Applicable to 3,873,487,906 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	72,857,887
Net Asset Value Per Share	$18.81
See accompanying Notes, which are an integral part of the Financial Statements.
18

Target Retirement 2025 Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,247,105
Interest	350
Net Investment Income—Note B	1,247,455
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	1,934,918
Futures Contracts	(12,291)
Realized Net Gain (Loss)	1,922,627
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(3,921,927)
Futures Contracts	(3,671)
Change in Unrealized Appreciation (Depreciation)	(3,925,598)
Net Increase (Decrease) in Net Assets Resulting from Operations	(755,516)
1	Includes $249,575 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Target Retirement 2025 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,247,455	2,203,082
Realized Net Gain (Loss)	1,922,627	3,274,980
Change in Unrealized Appreciation (Depreciation)	(3,925,598)	9,014,511
Net Increase (Decrease) in Net Assets Resulting from Operations	(755,516)	14,492,573
Distributions
Total Distributions	(5,357,941)	(2,925,671)
Capital Share Transactions
Issued	3,383,457	6,055,516
Issued in Lieu of Cash Distributions	5,250,424	2,869,835
Redeemed	(8,417,186)	(13,917,429)
Net Increase (Decrease) from Capital Share Transactions	216,695	(4,992,078)
Total Increase (Decrease)	(5,896,762)	6,574,824
Net Assets
Beginning of Period	78,754,649	72,179,825
End of Period	72,857,887	78,754,649
See accompanying Notes, which are an integral part of the Financial Statements.
20

Target Retirement 2025 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.45	$17.55	$16.20	$22.84	$20.56	$19.34
Investment Operations
Net Investment Income[1]	.322	.548	.418	.413	.362	.438
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.019	.063	—
Net Realized and Unrealized Gain (Loss) on Investments	(.535)	3.080	1.426	(3.761)	2.792	1.292
Total from Investment Operations	(.213)	3.628	1.844	(3.329)	3.217	1.730
Distributions
Dividends from Net Investment Income	(.553)	(.505)	(.368)	(.440)	(.356)	(.471)
Distributions from Realized Capital Gains	(.874)	(.223)	(.126)	(2.871)	(.581)	(.039)
Total Distributions	(1.427)	(.728)	(.494)	(3.311)	(.937)	(.510)
Net Asset Value, End of Period	$18.81	$20.45	$17.55	$16.20	$22.84	$20.56
Total Return[3]	-1.01%	21.13%	11.56%	-17.53%	15.93%	9.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$72,858	$78,755	$72,180	$69,386	$41,268	$46,521
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.29%	2.91%	2.39%	2.19%	1.63%	2.25%
Portfolio Turnover Rate	2%[5]	7%[5]	6%[5]	14%[5]	7%	21%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2025 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Target Retirement 2025 Fund
Notes to Financial Statements
Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
22

Target Retirement 2025 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	56,874,341
Gross Unrealized Appreciation	19,615,905
Gross Unrealized Depreciation	(3,529,519)
Net Unrealized Appreciation (Depreciation)	16,086,386
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	173,161	321,666
Issued in Lieu of Cash Distributions	280,471	155,715
Redeemed	(431,469)	(739,265)
Net Increase (Decrease) in Shares Outstanding	22,163	(261,884)
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	486,473	NA2	NA2	20	(63)	9,914	—	446,011
Vanguard Short-Term Inflation-Protected Securities Index Fund	5,138,981	229,163	183,094	(4,958)	93,257	66,712	—	5,273,349
Vanguard Total Bond Market II Index Fund	22,598,251	603,158	876,392	(47,914)	(469,650)	421,338	—	21,807,453
Vanguard Total International Bond II Index Fund	9,723,046	358,535	397,298	(22,462)	(290,407)	307,841	—	9,371,414
Vanguard Total International Stock Index Fund	16,390,937	299,390	897,216	140,698	(832,777)	291,692	—	15,101,032
Vanguard Total Stock Market Index Fund	24,392,283	149,607	3,029,677	1,869,534	(2,422,287)	149,608	—	20,959,460
Total	78,729,971	1,639,853	5,383,677	1,934,918	(3,921,927)	1,247,105	—	72,958,719
1	Includes $724,910 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger
23

Target Retirement 2025 Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
24

Target Retirement 2030 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.5%)
U.S. Stock Fund (35.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	134,767,140	33,817,118
International Stock Fund (24.1%)
	Vanguard Total International Stock Index Fund Investor Shares	1,158,028,271	23,079,503
U.S. Bond Fund (28.2%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,829,599,427	26,966,082
International Bond Fund (11.8%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	432,092,768	11,316,510
Total Investment Companies (Cost $71,663,242)			95,179,213
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $579,910)	5,801,023	580,045
Total Investments (100.1%) (Cost $72,243,152)			95,759,258
Other Assets and Liabilities—Net (-0.1%)			(119,816)
Net Assets (100%)			95,639,442
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	1,999	222,326	3,791
E-mini S&P 500 Index	June 2025	838	236,871	(1,622)
				2,169
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2030 Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $72,243,152)	95,759,258
Cash Collateral Pledged—Futures Contracts	19,945
Receivables for Accrued Income	115,552
Receivables for Capital Shares Issued	69,934
Variation Margin Receivable—Futures Contracts	1,591
Total Assets	95,966,280
Liabilities
Payables for Investment Securities Purchased	115,488
Payables for Capital Shares Redeemed	211,350
Total Liabilities	326,838
Net Assets	95,639,442
At March 31, 2025, net assets consisted of:

Paid-in Capital	70,785,671
Total Distributable Earnings (Loss)	24,853,771
Net Assets	95,639,442

Net Assets
Applicable to 2,519,292,029 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	95,639,442
Net Asset Value Per Share	$37.96
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2030 Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,557,871
Interest	451
Net Investment Income—Note B	1,558,322
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	1,139,945
Futures Contracts	(16,328)
Realized Net Gain (Loss)	1,123,617
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(4,107,043)
Futures Contracts	(4,805)
Change in Unrealized Appreciation (Depreciation)	(4,111,848)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,429,909)
1	Includes $525,387 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2030 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,558,322	2,510,656
Realized Net Gain (Loss)	1,123,617	1,120,089
Change in Unrealized Appreciation (Depreciation)	(4,111,848)	15,182,636
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,429,909)	18,813,381
Distributions
Total Distributions	(3,397,756)	(2,243,420)
Capital Share Transactions
Issued	6,144,303	10,662,275
Issued in Lieu of Cash Distributions	3,336,788	2,206,276
Redeemed	(8,072,366)	(11,933,760)
Net Increase (Decrease) from Capital Share Transactions	1,408,725	934,791
Total Increase (Decrease)	(3,418,940)	17,504,752
Net Assets
Beginning of Period	99,058,382	81,553,630
End of Period	95,639,442	99,058,382
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2030 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$39.93	$33.23	$30.12	$43.40	$37.63	$35.22
Investment Operations
Net Investment Income[1]	.621	1.011	.767	.730	.679	.782
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.028	.098	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.215)	6.609	3.137	(7.291)	6.031	2.495
Total from Investment Operations	(.594)	7.620	3.904	(6.533)	6.808	3.277
Distributions
Dividends from Net Investment Income	(1.036)	(.920)	(.643)	(.822)	(.661)	(.867)
Distributions from Realized Capital Gains	(.340)	—	(.151)	(5.925)	(.377)	—
Total Distributions	(1.376)	(.920)	(.794)	(6.747)	(1.038)	(.867)
Net Asset Value, End of Period	$37.96	$39.93	$33.23	$30.12	$43.40	$37.63
Total Return[3]	-1.49%	23.27%	13.14%	-18.42%	18.29%	9.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$95,639	$99,058	$81,554	$72,116	$36,946	$42,285
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.13%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.19%	2.78%	2.32%	2.07%	1.62%	2.20%
Portfolio Turnover Rate	2%[5]	7%[5]	3%[5]	11%[5]	6%	21%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2030 Fund on February 11, 2022, the AFFE was 0.13% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2030 Fund
Notes to Financial Statements
Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Target Retirement 2030 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	72,376,435
Gross Unrealized Appreciation	27,016,726
Gross Unrealized Depreciation	(3,631,734)
Net Unrealized Appreciation (Depreciation)	23,384,992
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	157,720	293,166
Issued in Lieu of Cash Distributions	87,903	62,026
Redeemed	(207,225)	(328,357)
Net Increase (Decrease) in Shares Outstanding	38,398	26,835
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	594,195	NA2	NA2	18	(65)	12,822	—	580,045
Vanguard Total Bond Market II Index Fund	26,372,101	1,645,902	461,651	11,396	(601,666)	506,873	—	26,966,082
Vanguard Total International Bond II Index Fund	11,213,850	660,039	190,097	1,772	(369,054)	361,925	—	11,316,510
Vanguard Total International Stock Index Fund	24,496,571	652,390	1,041,041	94,523	(1,122,940)	438,734	—	23,079,503
Vanguard Total Stock Market Index Fund	36,356,756	274,438	1,832,994	1,032,236	(2,013,318)	237,517	—	33,817,118
Total	99,033,473	3,232,769	3,525,783	1,139,945	(4,107,043)	1,557,871	—	95,759,258
1	Includes $1,282,580 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger
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Target Retirement 2030 Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
32

Target Retirement 2035 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.5%)
U.S. Stock Fund (39.6%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	160,497,595	40,273,662
International Stock Fund (27.3%)
	Vanguard Total International Stock Index Fund Investor Shares	1,394,097,239	27,784,358
U.S. Bond Fund (23.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	2,448,246,017	23,331,784
International Bond Fund (9.6%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	372,364,263	9,752,220
Total Investment Companies (Cost $73,117,920)			101,142,024
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $615,163)	6,153,634	615,302
Total Investments (100.1%) (Cost $73,733,083)			101,757,326
Other Assets and Liabilities—Net (-0.1%)			(114,945)
Net Assets (100%)			101,642,381
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	2,154	239,565	4,116
E-mini S&P 500 Index	June 2025	889	251,287	(1,720)
				2,396
See accompanying Notes, which are an integral part of the Financial Statements.
33

Target Retirement 2035 Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $73,733,083)	101,757,326
Cash Collateral Pledged—Futures Contracts	22,135
Receivables for Accrued Income	100,198
Receivables for Capital Shares Issued	72,455
Variation Margin Receivable—Futures Contracts	1,795
Total Assets	101,953,909
Liabilities
Payables for Investment Securities Purchased	100,175
Payables for Capital Shares Redeemed	211,353
Total Liabilities	311,528
Net Assets	101,642,381
At March 31, 2025, net assets consisted of:

Paid-in Capital	72,244,600
Total Distributable Earnings (Loss)	29,397,781
Net Assets	101,642,381

Net Assets
Applicable to 4,237,320,499 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	101,642,381
Net Asset Value Per Share	$23.99
See accompanying Notes, which are an integral part of the Financial Statements.
34

Target Retirement 2035 Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,561,715
Interest	481
Net Investment Income—Note B	1,562,196
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	1,093,885
Futures Contracts	(18,516)
Realized Net Gain (Loss)	1,075,369
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(4,264,315)
Futures Contracts	(4,859)
Change in Unrealized Appreciation (Depreciation)	(4,269,174)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,631,609)
1	Includes $650,950 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
35

Target Retirement 2035 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,562,196	2,463,259
Realized Net Gain (Loss)	1,075,369	1,005,644
Change in Unrealized Appreciation (Depreciation)	(4,269,174)	17,096,567
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,631,609)	20,565,470
Distributions
Total Distributions	(3,099,757)	(2,189,745)
Capital Share Transactions
Issued	6,489,865	11,467,634
Issued in Lieu of Cash Distributions	3,048,766	2,156,718
Redeemed	(7,344,345)	(10,185,189)
Net Increase (Decrease) from Capital Share Transactions	2,194,286	3,439,163
Total Increase (Decrease)	(2,537,080)	21,814,888
Net Assets
Beginning of Period	104,179,461	82,364,573
End of Period	101,642,381	104,179,461
See accompanying Notes, which are an integral part of the Financial Statements.
36

Target Retirement 2035 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.13	$20.64	$18.50	$27.25	$23.16	$21.60
Investment Operations
Net Investment Income[1]	.372	.601	.471	.455	.430	.470
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.014	.046	—
Net Realized and Unrealized Gain (Loss) on Investments	(.764)	4.437	2.192	(4.566)	4.244	1.614
Total from Investment Operations	(.392)	5.038	2.663	(4.097)	4.720	2.084
Distributions
Dividends from Net Investment Income	(.620)	(.548)	(.402)	(.559)	(.409)	(.524)
Distributions from Realized Capital Gains	(.128)	—	(.121)	(4.094)	(.221)	—
Total Distributions	(.748)	(.548)	(.523)	(4.653)	(.630)	(.524)
Net Asset Value, End of Period	$23.99	$25.13	$20.64	$18.50	$27.25	$23.16
Total Return[3]	-1.56%	24.76%	14.61%	-18.87%	20.60%	9.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$101,642	$104,179	$82,365	$70,250	$37,822	$40,597
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	3.02%	2.64%	2.30%	2.08%	1.64%	2.15%
Portfolio Turnover Rate	2%[5]	4%[5]	1%[5]	9%[5]	6%	18%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2035 Fund on February 11, 2022, the AFFE was 0.14% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
37

Target Retirement 2035 Fund
Notes to Financial Statements
Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Target Retirement 2035 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	73,834,635
Gross Unrealized Appreciation	30,827,760
Gross Unrealized Depreciation	(2,902,673)
Net Unrealized Appreciation (Depreciation)	27,925,087
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	263,498	504,125
Issued in Lieu of Cash Distributions	126,873	97,237
Redeemed	(298,075)	(447,783)
Net Increase (Decrease) in Shares Outstanding	92,296	153,579
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	619,019	NA2	NA2	11	(61)	13,828	—	615,302
Vanguard Total Bond Market II Index Fund	22,242,238	1,937,081	353,733	9,456	(503,258)	433,577	—	23,331,784
Vanguard Total International Bond II Index Fund	9,464,665	778,542	177,050	188	(314,125)	309,739	—	9,752,220
Vanguard Total International Stock Index Fund	28,743,822	918,238	679,308	120,447	(1,318,841)	522,433	—	27,784,358
Vanguard Total Stock Market Index Fund	43,087,182	474,178	2,123,451	963,783	(2,128,030)	282,138	—	40,273,662
Total	104,156,926	4,108,039	3,333,542	1,093,885	(4,264,315)	1,561,715	—	101,757,326
1	Includes $1,432,180 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger
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Target Retirement 2035 Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
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Target Retirement 2040 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.6%)
U.S. Stock Fund (44.2%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	160,355,039	40,237,890
International Stock Fund (30.3%)
	Vanguard Total International Stock Index Fund Investor Shares	1,382,642,172	27,556,058
U.S. Bond Fund (17.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,688,138,719	16,087,962
International Bond Fund (7.4%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	258,565,927	6,771,842
Total Investment Companies (Cost $64,431,236)			90,653,752
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $499,905)	5,000,649	500,015
Total Investments (100.1%) (Cost $64,931,141)			91,153,767
Other Assets and Liabilities—Net (-0.1%)			(102,230)
Net Assets (100%)			91,051,537
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	1,837	204,309	3,529
E-mini S&P 500 Index	June 2025	722	204,082	(1,397)
				2,132
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2040 Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $64,931,141)	91,153,767
Cash Collateral Pledged—Futures Contracts	17,725
Receivables for Accrued Income	69,455
Receivables for Capital Shares Issued	71,024
Variation Margin Receivable—Futures Contracts	1,415
Total Assets	91,313,386
Liabilities
Payables for Investment Securities Purchased	69,449
Payables for Capital Shares Redeemed	192,400
Total Liabilities	261,849
Net Assets	91,051,537
At March 31, 2025, net assets consisted of:

Paid-in Capital	63,471,692
Total Distributable Earnings (Loss)	27,579,845
Net Assets	91,051,537

Net Assets
Applicable to 2,111,026,141 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	91,051,537
Net Asset Value Per Share	$43.13
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2040 Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,320,095
Interest	400
Net Investment Income—Note B	1,320,495
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	1,122,174
Futures Contracts	(11,741)
Realized Net Gain (Loss)	1,110,433
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(3,990,469)
Futures Contracts	(5,153)
Change in Unrealized Appreciation (Depreciation)	(3,995,622)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,564,694)
1	Includes $684,484 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2040 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,320,495	2,067,134
Realized Net Gain (Loss)	1,110,433	669,532
Change in Unrealized Appreciation (Depreciation)	(3,995,622)	16,432,056
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,564,694)	19,168,722
Distributions
Total Distributions	(2,367,779)	(1,851,778)
Capital Share Transactions
Issued	5,898,902	10,590,366
Issued in Lieu of Cash Distributions	2,330,698	1,824,415
Redeemed	(6,360,392)	(8,782,179)
Net Increase (Decrease) from Capital Share Transactions	1,869,208	3,632,602
Total Increase (Decrease)	(2,063,265)	20,949,546
Net Assets
Beginning of Period	93,114,802	72,165,256
End of Period	91,051,537	93,114,802
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2040 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$45.04	$36.50	$32.25	$48.29	$40.07	$37.27
Investment Operations
Net Investment Income[1]	.631	1.017	.821	.797	.764	.799
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.017	.057	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.396)	8.459	4.315	(8.162)	8.312	2.892
Total from Investment Operations	(.765)	9.476	5.136	(7.348)	9.133	3.691
Distributions
Dividends from Net Investment Income	(1.055)	(.936)	(.714)	(1.003)	(.719)	(.891)
Distributions from Realized Capital Gains	(.090)	—	(.172)	(7.689)	(.194)	—
Total Distributions	(1.145)	(.936)	(.886)	(8.692)	(.913)	(.891)
Net Asset Value, End of Period	$43.13	$45.04	$36.50	$32.25	$48.29	$40.07
Total Return[3]	-1.71%	26.33%	16.15%	-19.42%	23.00%	9.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91,052	$93,115	$72,165	$60,363	$29,084	$32,404
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.85%	2.50%	2.27%	2.08%	1.66%	2.12%
Portfolio Turnover Rate	2%[5]	2%[5]	1%[5]	7%[5]	5%	13%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2040 Fund on February 11, 2022, the AFFE was 0.14% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
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Target Retirement 2040 Fund
Notes to Financial Statements
Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
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Target Retirement 2040 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	65,082,722
Gross Unrealized Appreciation	28,020,864
Gross Unrealized Depreciation	(1,947,687)
Net Unrealized Appreciation (Depreciation)	26,073,177
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	133,148	261,232
Issued in Lieu of Cash Distributions	53,814	46,328
Redeemed	(143,426)	(217,148)
Net Increase (Decrease) in Shares Outstanding	43,536	90,412
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	590,047	NA2	NA2	32	(68)	11,239	—	500,015
Vanguard Total Bond Market II Index Fund	14,895,720	1,859,146	337,076	(4,550)	(325,278)	297,325	—	16,087,962
Vanguard Total International Bond II Index Fund	6,442,577	677,139	131,979	2,207	(218,102)	214,623	—	6,771,842
Vanguard Total International Stock Index Fund	28,063,231	1,311,027	652,678	114,587	(1,280,109)	515,572	—	27,556,058
Vanguard Total Stock Market Index Fund	43,107,029	697,312	2,409,437	1,009,898	(2,166,912)	281,336	—	40,237,890
Total	93,098,604	4,544,624	3,531,170	1,122,174	(3,990,469)	1,320,095	—	91,153,767
1	Includes $1,410,410 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger
47

Target Retirement 2040 Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q3082 052025
48

Financial Statements
For the six-months ended March 31, 2025
Vanguard Target Retirement Funds
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2060 Fund
Vanguard Target Retirement 2065 Fund
Vanguard Target Retirement 2070 Fund

Contents
Target Retirement 2045 Fund	1
Target Retirement 2050 Fund	9
Target Retirement 2055 Fund	17
Target Retirement 2060 Fund	25
Target Retirement 2065 Fund	33
Target Retirement 2070 Fund	41

Target Retirement 2045 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (48.6%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	173,176,984	43,455,301
International Stock Fund (33.7%)
	Vanguard Total International Stock Index Fund Investor Shares	1,511,457,453	30,123,347
U.S. Bond Fund (12.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	1,125,796,470	10,728,840
International Bond Fund (5.1%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	173,540,001	4,545,013
Total Investment Companies (Cost $61,147,434)			88,852,501
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $595,952)	5,961,272	596,067
Total Investments (100.1%) (Cost $61,743,386)			89,448,568
Other Assets and Liabilities—Net (-0.1%)			(97,824)
Net Assets (100%)			89,350,744
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	2,538	282,273	4,971
E-mini S&P 500 Index	June 2025	702	198,429	(1,358)
				3,613
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $61,743,386)	89,448,568
Cash Collateral Pledged—Futures Contracts	20,380
Receivables for Accrued Income	47,295
Receivables for Capital Shares Issued	64,769
Variation Margin Receivable—Futures Contracts	1,586
Total Assets	89,582,598
Liabilities
Payables for Investment Securities Purchased	47,319
Payables for Capital Shares Redeemed	184,535
Total Liabilities	231,854
Net Assets	89,350,744
At March 31, 2025, net assets consisted of:

Paid-in Capital	60,314,089
Total Distributable Earnings (Loss)	29,036,655
Net Assets	89,350,744

Net Assets
Applicable to 3,023,506,407 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	89,350,744
Net Asset Value Per Share	$29.55
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,217,758
Interest	440
Net Investment Income—Note B	1,218,198
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	1,063,012
Futures Contracts	(14,378)
Realized Net Gain (Loss)	1,048,634
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(3,944,272)
Futures Contracts	(4,435)
Change in Unrealized Appreciation (Depreciation)	(3,948,707)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,681,875)
1	Includes $804,126 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,218,198	1,898,858
Realized Net Gain (Loss)	1,048,634	714,844
Change in Unrealized Appreciation (Depreciation)	(3,948,707)	16,831,788
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,681,875)	19,445,490
Distributions
Total Distributions	(2,073,880)	(1,701,640)
Capital Share Transactions
Issued	5,936,099	10,856,682
Issued in Lieu of Cash Distributions	2,039,735	1,674,884
Redeemed	(5,882,452)	(8,043,403)
Net Increase (Decrease) from Capital Share Transactions	2,093,382	4,488,163
Total Increase (Decrease)	(1,662,373)	22,232,013
Net Assets
Beginning of Period	91,013,117	68,781,104
End of Period	89,350,744	91,013,117
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$30.82	$24.66	$21.54	$31.04	$25.22	$23.38
Investment Operations
Net Investment Income[1]	.407	.657	.548	.536	.495	.492
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.007	.020	—
Net Realized and Unrealized Gain (Loss) on Investments	(.977)	6.111	3.200	(5.672)	5.840	1.900
Total from Investment Operations	(.570)	6.768	3.748	(5.129)	6.355	2.392
Distributions
Dividends from Net Investment Income	(.684)	(.608)	(.486)	(.629)	(.452)	(.552)
Distributions from Realized Capital Gains	(.016)	—	(.142)	(3.742)	(.083)	—
Total Distributions	(.700)	(.608)	(.628)	(4.371)	(.535)	(.552)
Net Asset Value, End of Period	$29.55	$30.82	$24.66	$21.54	$31.04	$25.22
Total Return[3]	-1.86%	27.82%	17.67%	-19.93%	25.42%	10.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$89,351	$91,013	$68,781	$55,921	$28,918	$30,205
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.37%	2.25%	2.09%	1.68%	2.08%
Portfolio Turnover Rate	2%[5]	1%[5]	1%[5]	5%[5]	4%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2045 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2045 Fund
Notes to Financial Statements
Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2045 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	61,842,476
Gross Unrealized Appreciation	28,831,393
Gross Unrealized Depreciation	(1,221,688)
Net Unrealized Appreciation (Depreciation)	27,609,705
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	195,185	393,465
Issued in Lieu of Cash Distributions	68,586	62,706
Redeemed	(193,237)	(291,976)
Net Increase (Decrease) in Shares Outstanding	70,534	164,195
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	689,361	NA2	NA2	52	(90)	12,933	—	596,067
Vanguard Total Bond Market II Index Fund	9,922,704	1,362,534	336,330	(2,430)	(217,638)	197,886	—	10,728,840
Vanguard Total International Bond II Index Fund	4,363,839	483,816	156,320	(3,488)	(142,834)	145,179	—	4,545,013
Vanguard Total International Stock Index Fund	30,217,209	1,754,695	605,084	144,338	(1,387,811)	558,211	—	30,123,347
Vanguard Total Stock Market Index Fund	45,795,354	868,286	1,936,980	924,540	(2,195,899)	303,549	—	43,455,301
Total	90,988,467	4,469,331	3,034,714	1,063,012	(3,944,272)	1,217,758	—	89,448,568
1	Includes $1,523,310 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger

Target Retirement 2045 Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Target Retirement 2050 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.5%)
U.S. Stock Fund (52.6%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	160,367,203	40,240,942
International Stock Fund (36.8%)
	Vanguard Total International Stock Index Fund Investor Shares	1,415,623,982	28,213,386
U.S. Bond Fund (7.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	565,312,927	5,387,432
International Bond Fund (3.1%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	89,735,111	2,350,163
Total Investment Companies (Cost $54,387,911)			76,191,923
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $472,565)	4,727,260	472,679
Total Investments (100.1%) (Cost $54,860,476)			76,664,602
Other Assets and Liabilities—Net (-0.1%)			(95,197)
Net Assets (100%)			76,569,405
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	2,088	232,225	4,121
E-mini S&P 500 Index	June 2025	503	142,179	(973)
				3,148
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $54,860,476)	76,664,602
Cash Collateral Pledged—Futures Contracts	15,713
Receivables for Accrued Income	24,469
Receivables for Capital Shares Issued	65,182
Variation Margin Receivable—Futures Contracts	1,211
Total Assets	76,771,177
Liabilities
Payables for Investment Securities Purchased	24,483
Payables for Capital Shares Redeemed	177,289
Total Liabilities	201,772
Net Assets	76,569,405
At March 31, 2025, net assets consisted of:

Paid-in Capital	53,832,433
Total Distributable Earnings (Loss)	22,736,972
Net Assets	76,569,405

Net Assets
Applicable to 1,544,993,204 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	76,569,405
Net Asset Value Per Share	$49.56
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	983,707
Interest	390
Net Investment Income—Note B	984,097
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	788,688
Futures Contracts	(12,065)
Realized Net Gain (Loss)	776,623
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(3,339,136)
Futures Contracts	(3,559)
Change in Unrealized Appreciation (Depreciation)	(3,342,695)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,581,975)
1	Includes $760,856 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	984,097	1,528,517
Realized Net Gain (Loss)	776,623	535,410
Change in Unrealized Appreciation (Depreciation)	(3,342,695)	14,776,246
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,581,975)	16,840,173
Distributions
Total Distributions	(1,670,810)	(1,372,680)
Capital Share Transactions
Issued	5,965,470	10,844,484
Issued in Lieu of Cash Distributions	1,641,934	1,350,227
Redeemed	(5,226,199)	(6,858,135)
Net Increase (Decrease) from Capital Share Transactions	2,381,205	5,336,576
Total Increase (Decrease)	(871,580)	20,804,069
Net Assets
Beginning of Period	77,440,985	56,636,916
End of Period	76,569,405	77,440,985
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$51.71	$41.00	$35.44	$50.09	$40.60	$37.63
Investment Operations
Net Investment Income[1]	.646	1.056	.904	.884	.798	.793
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.009	.031	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.688)	10.638	5.557	(9.524)	9.498	3.053
Total from Investment Operations	(1.042)	11.694	6.461	(8.631)	10.327	3.846
Distributions
Dividends from Net Investment Income	(1.092)	(.984)	(.805)	(1.026)	(.741)	(.876)
Distributions from Realized Capital Gains	(.016)	—	(.096)	(4.993)	(.096)	—
Total Distributions	(1.108)	(.984)	(.901)	(6.019)	(.837)	(.876)
Net Asset Value, End of Period	$49.56	$51.71	$41.00	$35.44	$50.09	$40.60
Total Return[3]	-2.03%	28.91%	18.48%	-20.18%	25.65%	10.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$76,569	$77,441	$56,637	$44,736	$21,583	$22,979
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.53%	2.28%	2.24%	2.10%	1.68%	2.08%
Portfolio Turnover Rate	1%[5]	1%[5]	2%[5]	4%[5]	4%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2050 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2050 Fund
Notes to Financial Statements
Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2050 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	54,988,873
Gross Unrealized Appreciation	22,480,629
Gross Unrealized Depreciation	(801,752)
Net Unrealized Appreciation (Depreciation)	21,678,877
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	116,764	235,290
Issued in Lieu of Cash Distributions	32,858	30,329
Redeemed	(102,250)	(149,397)
Net Increase (Decrease) in Shares Outstanding	47,372	116,222
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	573,462	NA2	NA2	27	(65)	11,063	—	472,679
Vanguard Total Bond Market II Index Fund	5,116,557	540,176	154,294	516	(115,523)	99,982	—	5,387,432
Vanguard Total International Bond II Index Fund	2,309,338	199,796	82,241	(90)	(76,640)	75,048	—	2,350,163
Vanguard Total International Stock Index Fund	28,011,799	1,917,313	571,168	146,849	(1,291,407)	517,357	—	28,213,386
Vanguard Total Stock Market Index Fund	41,425,655	1,151,052	1,121,650	641,386	(1,855,501)	280,257	—	40,240,942
Total	77,436,811	3,808,337	1,929,353	788,688	(3,339,136)	983,707	—	76,664,602
1	Includes $1,402,360 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger

Target Retirement 2050 Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Target Retirement 2055 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.6%)
U.S. Stock Fund (52.6%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	109,690,293	27,524,585
International Stock Fund (36.8%)
	Vanguard Total International Stock Index Fund Investor Shares	967,985,422	19,291,950
U.S. Bond Fund (7.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	390,060,481	3,717,277
International Bond Fund (3.1%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	61,354,067	1,606,863
Total Investment Companies (Cost $40,124,028)			52,140,675
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $294,282)	2,943,854	294,356
Total Investments (100.2%) (Cost $40,418,310)			52,435,031
Other Assets and Liabilities—Net (-0.2%)			(85,214)
Net Assets (100%)			52,349,817
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	1,113	123,787	2,187
E-mini S&P 500 Index	June 2025	257	72,644	(497)
				1,690
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $40,418,310)	52,435,031
Cash Collateral Pledged—Futures Contracts	10,469
Receivables for Accrued Income	16,723
Receivables for Capital Shares Issued	52,061
Variation Margin Receivable—Futures Contracts	878
Total Assets	52,515,162
Liabilities
Payables for Investment Securities Purchased	16,729
Payables for Capital Shares Redeemed	148,616
Total Liabilities	165,345
Net Assets	52,349,817
At March 31, 2025, net assets consisted of:

Paid-in Capital	39,720,041
Total Distributable Earnings (Loss)	12,629,776
Net Assets	52,349,817

Net Assets
Applicable to 946,702,588 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,349,817
Net Asset Value Per Share	$55.30
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	667,819
Interest	255
Net Investment Income—Note B	668,074
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	496,870
Futures Contracts	(7,514)
Realized Net Gain (Loss)	489,356
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(2,239,490)
Futures Contracts	(2,703)
Change in Unrealized Appreciation (Depreciation)	(2,242,193)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,084,763)
1	Includes $490,484 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	668,074	1,012,092
Realized Net Gain (Loss)	489,356	392,744
Change in Unrealized Appreciation (Depreciation)	(2,242,193)	9,734,107
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,084,763)	11,138,943
Distributions
Total Distributions	(1,139,606)	(888,536)
Capital Share Transactions
Issued	5,078,689	8,991,675
Issued in Lieu of Cash Distributions	1,119,964	873,723
Redeemed	(3,640,219)	(4,864,879)
Net Increase (Decrease) from Capital Share Transactions	2,558,434	5,000,519
Total Increase (Decrease)	334,065	15,250,926
Net Assets
Beginning of Period	52,015,752	36,764,826
End of Period	52,349,817	52,015,752
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$57.71	$45.74	$39.46	$54.38	$44.08	$40.84
Investment Operations
Net Investment Income[1]	.723	1.179	1.011	.981	.868	.862
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.010	.034	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.888)	11.874	6.192	(10.672)	10.295	3.307
Total from Investment Operations	(1.165)	13.053	7.203	(9.681)	11.197	4.169
Distributions
Dividends from Net Investment Income	(1.205)	(1.083)	(.885)	(1.099)	(.791)	(.929)
Distributions from Realized Capital Gains	(.040)	—	(.038)	(4.140)	(.106)	—
Total Distributions	(1.245)	(1.083)	(.923)	(5.239)	(.897)	(.929)
Net Asset Value, End of Period	$55.30	$57.71	$45.74	$39.46	$54.38	$44.08
Total Return[3]	-2.04%	28.92%	18.48%	-20.17%	25.61%	10.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52,350	$52,016	$36,765	$27,570	$12,516	$12,901
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.54%	2.28%	2.25%	2.10%	1.68%	2.09%
Portfolio Turnover Rate	0%[5]	1%[5]	1%[5]	4%[5]	6%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2055 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2055 Fund
Notes to Financial Statements
Vanguard Target Retirement 2055 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2055 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	40,489,656
Gross Unrealized Appreciation	12,499,337
Gross Unrealized Depreciation	(552,272)
Net Unrealized Appreciation (Depreciation)	11,947,065
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	89,062	174,790
Issued in Lieu of Cash Distributions	20,089	17,587
Redeemed	(63,849)	(94,819)
Net Increase (Decrease) in Shares Outstanding	45,302	97,558
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	345,996	NA2	NA2	15	(39)	6,863	—	294,356
Vanguard Total Bond Market II Index Fund	3,476,557	416,476	97,873	1,331	(79,214)	68,370	—	3,717,277
Vanguard Total International Bond II Index Fund	1,557,595	155,630	54,509	963	(52,816)	50,973	—	1,606,863
Vanguard Total International Stock Index Fund	18,785,321	1,678,238	403,142	101,331	(869,798)	351,059	—	19,291,950
Vanguard Total Stock Market Index Fund	27,841,105	1,185,787	657,914	393,230	(1,237,623)	190,554	—	27,524,585
Total	52,006,574	3,436,131	1,213,438	496,870	(2,239,490)	667,819	—	52,435,031
1	Includes $1,050,500 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger

Target Retirement 2055 Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Target Retirement 2060 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (52.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	63,567,670	15,951,036
International Stock Fund (36.9%)
	Vanguard Total International Stock Index Fund Investor Shares	562,593,724	11,212,493
U.S. Bond Fund (7.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	225,147,480	2,145,655
International Bond Fund (3.1%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	35,592,256	932,161
Total Investment Companies (Cost $24,381,293)			30,241,345
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $219,218)	2,192,854	219,263
Total Investments (100.1%) (Cost $24,600,511)			30,460,608
Other Assets and Liabilities—Net (-0.1%)			(37,841)
Net Assets (100%)			30,422,767
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	805	89,531	1,596
E-mini S&P 500 Index	June 2025	346	97,801	(669)
				927
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2060 Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $24,600,511)	30,460,608
Cash Collateral Pledged—Futures Contracts	8,125
Receivables for Accrued Income	9,784
Receivables for Capital Shares Issued	34,204
Variation Margin Receivable—Futures Contracts	663
Total Assets	30,513,384
Liabilities
Payables for Investment Securities Purchased	9,817
Payables for Capital Shares Redeemed	80,800
Total Liabilities	90,617
Net Assets	30,422,767
At March 31, 2025, net assets consisted of:

Paid-in Capital	24,212,163
Total Distributable Earnings (Loss)	6,210,604
Net Assets	30,422,767

Net Assets
Applicable to 596,984,596 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,422,767
Net Asset Value Per Share	$50.96
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2060 Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	385,986
Interest	184
Net Investment Income—Note B	386,170
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	271,312
Futures Contracts	(6,209)
Realized Net Gain (Loss)	265,103
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(1,287,114)
Futures Contracts	(2,021)
Change in Unrealized Appreciation (Depreciation)	(1,289,135)
Net Increase (Decrease) in Net Assets Resulting from Operations	(637,862)
1	Includes $272,232 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2060 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	386,170	562,108
Realized Net Gain (Loss)	265,103	180,278
Change in Unrealized Appreciation (Depreciation)	(1,289,135)	5,426,382
Net Increase (Decrease) in Net Assets Resulting from Operations	(637,862)	6,168,768
Distributions
Total Distributions	(643,770)	(474,148)
Capital Share Transactions
Issued	3,779,730	6,613,234
Issued in Lieu of Cash Distributions	631,223	464,827
Redeemed	(2,282,527)	(2,893,982)
Net Increase (Decrease) from Capital Share Transactions	2,128,426	4,184,079
Total Increase (Decrease)	846,794	9,878,699
Net Assets
Beginning of Period	29,575,973	19,697,274
End of Period	30,422,767	29,575,973
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2060 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$53.17	$42.12	$36.30	$48.04	$38.95	$36.07
Investment Operations
Net Investment Income[1]	.670	1.090	.936	.903	.773	.762
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.009	.029	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.753)	10.938	5.697	(9.930)	9.085	2.922
Total from Investment Operations	(1.083)	12.028	6.633	(9.018)	9.887	3.684
Distributions
Dividends from Net Investment Income	(1.096)	(.978)	(.813)	(.936)	(.684)	(.804)
Distributions from Realized Capital Gains	(.031)	—	—	(1.786)	(.113)	—
Total Distributions	(1.127)	(.978)	(.813)	(2.722)	(.797)	(.804)
Net Asset Value, End of Period	$50.96	$53.17	$42.12	$36.30	$48.04	$38.95
Total Return[3]	-2.05%	28.93%	18.49%	-20.16%	25.60%	10.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,423	$29,576	$19,697	$13,680	$6,658	$6,027
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.55%	2.29%	2.26%	2.10%	1.69%	2.09%
Portfolio Turnover Rate	0%[5]	1%[5]	1%[5]	3%[5]	8%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2060 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2060 Fund
Notes to Financial Statements
Vanguard Target Retirement 2060 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2060 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,629,983
Gross Unrealized Appreciation	6,142,000
Gross Unrealized Depreciation	(310,448)
Net Unrealized Appreciation (Depreciation)	5,831,552
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	71,918	139,473
Issued in Lieu of Cash Distributions	12,285	10,156
Redeemed	(43,468)	(61,037)
Net Increase (Decrease) in Shares Outstanding	40,735	88,592
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	226,399	NA2	NA2	7	(24)	4,877	—	219,263
Vanguard Total Bond Market II Index Fund	1,965,290	293,638	69,499	264	(44,038)	39,055	—	2,145,655
Vanguard Total International Bond II Index Fund	885,502	118,535	42,194	(336)	(29,346)	29,194	—	932,161
Vanguard Total International Stock Index Fund	10,697,100	1,184,685	226,478	55,410	(498,224)	203,256	—	11,212,493
Vanguard Total Stock Market Index Fund	15,804,184	979,878	333,511	215,967	(715,482)	109,604	—	15,951,036
Total	29,578,475	2,576,736	671,682	271,312	(1,287,114)	385,986	—	30,460,608
1	Includes $608,880 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger

Target Retirement 2060 Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Target Retirement 2065 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.4%)
U.S. Stock Fund (52.4%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	20,197,901	5,068,259
International Stock Fund (36.9%)
	Vanguard Total International Stock Index Fund Investor Shares	179,058,256	3,568,631
U.S. Bond Fund (7.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	71,803,451	684,287
International Bond Fund (3.0%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	11,298,079	295,897
Total Investment Companies (Cost $8,347,952)			9,617,074
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $62,883)	629,010	62,894
Total Investments (100.1%) (Cost $8,410,835)			9,679,968
Other Assets and Liabilities—Net (-0.1%)			(6,575)
Net Assets (100%)			9,673,393
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2025	237	26,359	466
E-mini S&P 500 Index	June 2025	92	26,005	(178)
				288
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2065 Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $8,410,835)	9,679,968
Cash Collateral Pledged—Futures Contracts	2,160
Receivables for Accrued Income	3,080
Receivables for Capital Shares Issued	16,759
Variation Margin Receivable—Futures Contracts	171
Total Assets	9,702,138
Liabilities
Payables for Investment Securities Purchased	3,084
Payables for Capital Shares Redeemed	25,661
Total Liabilities	28,745
Net Assets	9,673,393
At March 31, 2025, net assets consisted of:

Paid-in Capital	8,320,218
Total Distributable Earnings (Loss)	1,353,175
Net Assets	9,673,393

Net Assets
Applicable to 289,317,928 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,673,393
Net Asset Value Per Share	$33.44
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2065 Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	120,460
Interest	62
Net Investment Income—Note B	120,522
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	58,915
Futures Contracts	(1,564)
Realized Net Gain (Loss)	57,351
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	(381,891)
Futures Contracts	(694)
Change in Unrealized Appreciation (Depreciation)	(382,585)
Net Increase (Decrease) in Net Assets Resulting from Operations	(204,712)
1	Includes $59,396 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2065 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	120,522	159,046
Realized Net Gain (Loss)	57,351	47,327
Change in Unrealized Appreciation (Depreciation)	(382,585)	1,528,805
Net Increase (Decrease) in Net Assets Resulting from Operations	(204,712)	1,735,178
Distributions
Total Distributions	(190,005)	(123,878)
Capital Share Transactions
Issued	1,837,452	2,941,658
Issued in Lieu of Cash Distributions	185,184	120,545
Redeemed	(797,483)	(1,021,065)
Net Increase (Decrease) from Capital Share Transactions	1,225,153	2,041,138
Total Increase (Decrease)	830,436	3,652,438
Net Assets
Beginning of Period	8,842,957	5,190,519
End of Period	9,673,393	8,842,957
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2065 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$34.86	$27.59	$23.76	$30.31	$24.52	$22.69
Investment Operations
Net Investment Income[1]	.445	.718	.617	.594	.500	.485
Capital Gain Distributions Received[1]	—	.000[2]	.000[2]	.005	.017	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.155)	7.169	3.723	(6.543)	5.712	1.802
Total from Investment Operations	(.710)	7.887	4.340	(5.944)	6.229	2.287
Distributions
Dividends from Net Investment Income	(.696)	(.617)	(.510)	(.535)	(.400)	(.457)
Distributions from Realized Capital Gains	(.014)	—	—	(.071)	(.039)	—
Total Distributions	(.710)	(.617)	(.510)	(.606)	(.439)	(.457)
Net Asset Value, End of Period	$33.44	$34.86	$27.59	$23.76	$30.31	$24.52
Total Return[3]	-2.05%	28.95%	18.47%	-20.10%	25.59%	10.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,673	$8,843	$5,191	$3,133	$1,430	$864
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.09%[4]	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.59%	2.29%	2.27%	2.13%	1.72%	2.11%
Portfolio Turnover Rate	0%[5]	0%[5]	1%[5]	2%[5]	5%	6%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The Acquired Fund Fees and Expenses (AFFE) of 0.09% reflects the blended amount of expenses for the year ended September 30, 2022. Before the acquisition of Vanguard Institutional Target Retirement 2065 Fund on February 11, 2022, the AFFE was 0.15% on an annualized basis. Following the acquisition, the AFFE was 0.08% on an annualized basis.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2065 Fund
Notes to Financial Statements
Vanguard Target Retirement 2065 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2065 Fund
C.  The fund’s SEC registrant (the Vanguard Chester Funds (the “Trust”)), certain officers and trustees of the Trust, and The Vanguard Group Inc. (collectively, the “Defendants”) were named in putative class action lawsuits filed in 2022 by certain investors (the “Plaintiffs”) in the U.S. District Court for the Eastern District of Pennsylvania; these class action lawsuits were later consolidated into one action. The Plaintiffs assert claims related to their allegations that the Defendants improperly decided to lower minimum investment limits in 2020 for the Trust’s Institutional Target Retirement funds for certain smaller retirement plan participants, which purportedly harmed certain investors in taxable accounts. The Plaintiffs seek damages and various other forms of relief. The Defendants do not agree with these allegations and claims and intend to vigorously defend against them.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
E.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,420,417
Gross Unrealized Appreciation	1,362,749
Gross Unrealized Depreciation	(102,910)
Net Unrealized Appreciation (Depreciation)	1,259,839
F.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	53,303	94,300
Issued in Lieu of Cash Distributions	5,493	4,018
Redeemed	(23,138)	(32,780)
Net Increase (Decrease) in Shares Outstanding	35,658	65,538
G.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	75,789	NA2	NA2	4	(9)	1,571	—	62,894
Vanguard Total Bond Market II Index Fund	586,395	122,230	11,631	323	(13,030)	12,049	—	684,287
Vanguard Total International Bond II Index Fund	264,510	50,918	10,411	(353)	(8,767)	8,975	—	295,897
Vanguard Total International Stock Index Fund	3,206,700	551,358	55,194	13,010	(147,243)	63,873	—	3,568,631
Vanguard Total Stock Market Index Fund	4,708,917	612,129	85,876	45,931	(212,842)	33,992	—	5,068,259
Total	8,842,311	1,336,635	163,112	58,915	(381,891)	120,460	—	9,679,968
1	Includes $156,590 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger

Target Retirement 2065 Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Target Retirement 2070 Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.8%)
U.S. Stock Fund (52.6%)
	Vanguard Total Stock Market Index Fund Institutional Plus Shares	2,872,855	720,885
International Stock Fund (36.8%)
	Vanguard Total International Stock Index Fund Investor Shares	25,301,436	504,258
U.S. Bond Fund (7.3%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	10,558,155	100,619
International Bond Fund (3.1%)
[1]	Vanguard Total International Bond II Index Fund Institutional Shares	1,595,484	41,786
Total Investment Companies (Cost $1,270,938)			1,367,548
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $3,842)	38,423	3,842
Total Investments (100.1%) (Cost $1,274,780)			1,371,390
Other Assets and Liabilities—Net (-0.1%)			(2,019)
Net Assets (100%)			1,369,371
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Statement of Assets and Liabilities
As of March 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,274,780)	1,371,390
Cash	43
Receivables for Accrued Income	419
Receivables for Capital Shares Issued	4,091
Total Assets	1,375,943
Liabilities
Payables for Investment Securities Purchased	2,614
Payables for Capital Shares Redeemed	3,958
Total Liabilities	6,572
Net Assets	1,369,371
At March 31, 2025, net assets consisted of:

Paid-in Capital	1,265,788
Total Distributable Earnings (Loss)	103,583
Net Assets	1,369,371

Net Assets
Applicable to 51,614,764 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,369,371
Net Asset Value Per Share	$26.53
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Statement of Operations

Six Months Ended March 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	15,896
Net Investment Income—Note B	15,896
Realized Net Gain (Loss)
Affiliated Funds Sold[1]	2,933
Futures Contracts	63
Realized Net Gain (Loss)	2,996
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(48,599)
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,707)
1	Includes $3,041 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,896	14,595
Realized Net Gain (Loss)	2,996	(248)
Change in Unrealized Appreciation (Depreciation)	(48,599)	143,467
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,707)	157,814
Distributions
Total Distributions	(21,149)	(7,044)
Capital Share Transactions
Issued	549,760	730,478
Issued in Lieu of Cash Distributions	20,549	6,795
Redeemed	(186,180)	(166,624)
Net Increase (Decrease) from Capital Share Transactions	384,129	570,649
Total Increase (Decrease)	333,273	721,419
Net Assets
Beginning of Period	1,036,098	314,679
End of Period	1,369,371	1,036,098
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2025	Year Ended September 30,		June 28, 2022[1] to September 30, 2022
		2024	2023
Net Asset Value, Beginning of Period	$27.58	$21.72	$18.50	$20.00
Investment Operations
Net Investment Income[2]	.358	.567	.523	.113
Capital Gain Distributions Received[2]	—	.000[3]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(.929)	5.666	2.879	(1.613)
Total from Investment Operations	(.571)	6.233	3.402	(1.500)
Distributions
Dividends from Net Investment Income	(.478)	(.373)	(.182)	—
Distributions from Realized Capital Gains	(.001)	—	—	—
Total Distributions	(.479)	(.373)	(.182)	—
Net Asset Value, End of Period	$26.53	$27.58	$21.72	$18.50
Total Return[4]	-2.09%	28.98%	18.49%	-7.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,369	$1,036	$315	$32
Ratio of Total Expenses to Average Net Assets	—	—	—	—
Acquired Fund Fees and Expenses	0.08%	0.08%	0.08%	0.08%[5]
Ratio of Net Investment Income to Average Net Assets	2.62%	2.27%	2.40%	2.15%[5]
Portfolio Turnover Rate	1%[6]	1%	2%	44%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Distribution was less than $.001 per share.
4	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2070 Fund
Notes to Financial Statements
Vanguard Target Retirement 2070 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Stock Market Index Fund.
Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at March 31, 2025.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the six months ended March 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

Target Retirement 2070 Fund
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2025, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  As of March 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,275,969
Gross Unrealized Appreciation	109,587
Gross Unrealized Depreciation	(14,166)
Net Unrealized Appreciation (Depreciation)	95,421
E.  Capital shares issued and redeemed were:
	Six Months Ended March 31, 2025	Year Ended September 30, 2024
	Shares (000)	Shares (000)
Issued	20,098	29,511
Issued in Lieu of Cash Distributions	768	286
Redeemed	(6,818)	(6,716)
Net Increase (Decrease) in Shares Outstanding	14,048	23,081
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	1,679	NA2	NA2	(1)	—	40	—	3,842
Vanguard Total Bond Market II Index Fund	72,209	32,002	2,164	(1)	(1,427)	1,640	—	100,619
Vanguard Total International Bond II Index Fund	30,932	13,040	998	3	(1,191)	1,167	—	41,786
Vanguard Total International Stock Index Fund	371,552	156,110	7,741	855	(16,518)	8,410	—	504,258
Vanguard Total Stock Market Index Fund	560,763	200,557	13,049	2,077	(29,463)	4,639	—	720,885
Total	1,037,135	401,709	23,952	2,933	(48,599)	15,896	—	1,371,390
1	Includes $9,990 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer

Target Retirement 2070 Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q3082B 052025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Chester Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	341,529,523,319	9,545,130,107	N/A	N/A
Mark Loughridge	340,138,200,613	10,936,452,813	N/A	N/A
Scott C. Malpass	340,443,440,586	10,631,212,840	N/A	N/A
John Murphy	341,440,375,048	9,634,278,378	N/A	N/A
Lubos Pastor	341,290,625,097	9,784,028,328	N/A	N/A
Rebecca Patterson	342,077,837,014	8,996,816,412	N/A	N/A
André F. Perold	341,082,709,489	9,991,943,936	N/A	N/A
Salim Ramji	340,506,608,036	10,568,045,390	N/A	N/A
Sarah Bloom Raskin	340,343,165,915	10,731,487,511	N/A	N/A
Grant Reid	341,261,125,840	9,813,527,586	N/A	N/A
David Thomas	341,239,728,288	9,834,925,137	N/A	N/A
Barbara Venneman	341,903,360,700	9,171,292,726	N/A	N/A
Peter F. Volanakis	339,931,867,931	11,142,785,495	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are borne by the underlying Vanguard funds in which the funds of the Registrant invest.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Target Retirement Funds

The board of trustees of Vanguard Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s acquired fund fees and expenses were below the average expense ratios charged by funds in its respective peer group. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangements with the Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: May 22, 2025

VANGUARD CHESTER FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.